Issuances of equity securities - Narrative (Details) - CHF (SFr)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Issued capital	SFr 4,037,464	SFr 4,036,310
Number of shares issued and fully paid (in shares)	40,374,641	40,363,095
Number of treasury shares withheld to cover social security and tax liabilities (in shares)	92,547
Treasury shares
Number of shares outstanding (in shares)	2,982,286	3,500,000